Other equity interest (Tables)	12 Months Ended
Dec. 31, 2023
Other Equity Interests [Abstract]
Summary of Other Equity Interest

	2021
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(61,330)	194,716	133,386
Currency translation differences
- The Company	(24,695)	—	(24,695)
Evaluation adjustment
- The Company	—	122,514	122,514
- Associates	—	21,094	21,094
Evaluation adjustment related tax
- The Company	—	(30,459)	(30,459)
December 31	(86,025)	307,865	221,840

	2022
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(86,025)	307,865	221,840
Currency translation differences
- The Company	68,656	—	68,656
Evaluation adjustment
- The Company	—	(46,419)	(46,419)
- Associates	—	(28,353)	(28,353)
Evaluation adjustment related tax
- The Company	—	12,559	12,559
December 31	(17,369)	245,652	228,283

	2023
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Equity directly related to non-current assets held for sale	Total
	NT$000	NT$000	NT$000	NT$000
January 1	(17,369)	245,652	—	228,283
Currency translation differences
- The Company	16,713	—	—	16,713
- Non-current assets held for sale	—	—	(43,094)	(43,094)
Evaluation adjustment
- The Company	—	(217,785)	—	(217,785)
- Associates	—	12,605	—	12,605
Evaluation adjustment related tax
- The Company	—	51,638	—	51,638
December 31	(656)	92,110	(43,094)	48,360